Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Balance Sheets (Unaudited)
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	750,000,000	750,000,000	750,000,000	19,600,000
Common stock, shares issued	97,925,000		44,461,000	9,676,677
Common stock, shares outstanding	97,925,000		44,461,000	9,676,677